Global Div Inc Fund (Prospectus Summary): | Global Div Inc Fund
GLOBAL DIVERSIFIED INCOME FUND

Supplement dated June 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

In the Performance section, delete the paragraph immediately above the Total Returns as of

December 31 heading and substitute:

Effective March 31, 2011, the weightings for Global Diversified Income Custom Index changed to the following: 35% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 25% blend of 50%

BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital

Securities Index, 11% blend of 75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital

Investment Grade CMBS Index, 12% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 7%

MSCI All Country World Value Index (ACWVI), and 10% Tortoise Midstream MLP Index.

In the Average Annual Total Returns table, delete the row related to the MSCI All Country World Index

(ACWI) and add:

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Life of Fund
MSCI All Country World Value Index (ACWVI) Global Div Inc Fund	MSCI All Country World Value Index (ACWVI) (reflects no deduction for fees, expenses, or taxes)	10.22%	21.70%